Nuclear Decommissioning Trust Fund - Summary of Proceeds from Sale of Available -for-sale Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Regulated Operations [Abstract]
Realized gains	$ 18	$ 17	$ 22
Realized (losses)	(9)	(13)	(8)
Proceeds from sales of nuclear decommissioning trust fund securities	$ 381	$ 513	$ 501